UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Reports to Stockholders.

Highmore Managed Volatility Fund
Institutional Class – hmvzx

Highmore Sustainable All-Cap Equity Fund
Institutional Class – hmsqx

Semi-Annual Report

April 30, 2018

HIGHMORE FUNDS

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Highmore Managed Volatility Fund and/or the Highmore Sustainable All-Cap Equity Fund (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds.  In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
Highmore Managed Volatility Fund	(4/30/2018)	(11/1/2017)	(4/30/2018)	(11/1/2017 – 4/30/2018)
Actual(2)(3)	2.32%	$1,000.00	$ 977.90	$11.38
Hypothetical Example for Comparison
Purposes (5% return before expenses)(3)	2.32%	$1,000.00	$1,013.29	$11.58

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(4/30/2018)	(2/28/2018)	(4/30/2018)	(2/28/2018 – 4/30/2018)
Highmore Sustainable All-Cap Equity Fund
Actual(2)	1.80%	$1,000.00	$ 963.00	$2.95
Hypothetical Example for Comparison
Purposes (5% return before expenses)	1.80%	$1,000.00	$1,005.35	$3.02

(1)
Expenses are equal to the Fund’s annualized net expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period, with the exception of Highmore Sustainable All-Cap Equity Fund which is multiplied by the average account value of the period, multiplied by 61/365 to reflect the period inception through 4/30/2018.

(2)
Based on the actual returns of (2.21)% for the six-month period ended April 30, 2018 for the Highmore Managed Volatility Fund. Based on the actual returns of (3.70)% for the period inception through 4/30/2018 for the Highmore Sustainable All-Cap Equity Fund.

(3)
Excluding broker expenses, your actual cost of investing and your hypothetical cost of investing would have been $11.28 and $11.48, respectively in the Highmore Managed Volatility Fund Institutional Class.

HIGHMORE MANAGED VOLATILITY FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2018

(1)
Data expressed as a percentage of corporate bonds and short-term investments as of April 30, 2018. Data expressed excludes open futures contracts. Please refer to the Schedule of Investments and Schedule of Futures Contracts for more details on the Fund’s individual holdings.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2018

(1)	Data expressed as a percentage of common stock and short-term investments as of April 30, 2018. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited)
April 30, 2018

	Principal
	Amount	Value
CORPORATE BONDS – 48.11%

Aerospace Product and Parts Manufacturing – 1.18%
Lockheed Martin Corporation
1.850%, 11/23/2018	$735,000	$732,432

Agencies, Brokerages, and Other Insurance Related Activities – 0.70%
The Hartford Financial Services Group, Inc.
6.000%, 1/15/2019	168,000	171,668
MetLife, Inc.
7.717%, 2/15/2019	250,000	260,148
		431,816
Automotive Equipment Rental and Leasing – 2.40%
Ford Motor Credit Company LLC
5.000%, 5/15/2018	487,000	487,476
General Motors Financial Company, Inc.
3.250%, 5/15/2018	300,000	300,099
6.750%, 6/1/2018	350,000	351,216
Toyota Motor Credit Corporation
2.100%, 1/17/2019	350,000	349,309
		1,488,100
Automotive Parts, Accessories, and Tire Stores – 0.56%
AutoZone, Inc.
1.625%, 4/21/2019	350,000	346,702

Beverage Manufacturing – 1.69%
Anheuser-Busch InBev Worldwide, Inc.
2.200%, 8/1/2018	350,000	349,924
Molson Coors Brewing Company
1.900%, 3/15/2019	350,000	347,477
PepsiCo, Inc.
2.250%, 1/7/2019	350,000	349,860
		1,047,261
Cable and Other Subscription Programming – 1.08%
Comcast Corporation
5.700%, 5/15/2018	350,000	350,418
Time Warner Cable LLC
6.750%, 7/1/2018	316,000	317,903
		668,321

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal
	Amount	Value
Commercial and Industrial Machinery and
Equipment Rental and Leasing – 0.80%
Air Lease Corporation
3.375%, 1/15/2019	$250,000	$250,812
National Rural Utilities Cooperative Finance Corporation
2.150%, 2/1/2019	250,000	249,018
		499,830
Computer and Peripheral Equipment Manufacturing – 1.13%
Apple, Inc.
1.000%, 5/3/2018	350,000	349,982
Cisco Systems, Inc.
1.650%, 6/15/2018	350,000	349,781
		699,763
Computer Systems Design and Related Services – 0.56%
International Business Machines Corporation
1.800%, 5/17/2019	350,000	346,979

Couriers and Express Delivery Services – 0.42%
FedEx Corporation
8.000%, 1/15/2019	250,000	259,114

Data Processing, Hosting, and Related Services – 1.22%
Fidelity National Information Services, Inc.
2.850%, 10/15/2018	404,000	404,490
Hewlett Packard Enterprise Company
2.850%, 10/5/2018	350,000	350,383
		754,873
Depository Credit Intermediation – 7.05%
Bank of America Corporation
5.650%, 5/1/2018	145,000	145,000
The Bank of New York Mellon Corporation
2.100%, 1/15/2019	350,000	349,132
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC (a)
2.700%, 8/20/2018	100,000	100,068
BPCE SA (a)
2.500%, 7/15/2019	250,000	248,567
Capital One Bank, NA
2.250%, 2/13/2019	250,000	249,156
Citigroup, Inc.
2.050%, 12/7/2018	350,000	349,020

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal
	Amount	Value
Depository Credit Intermediation – 7.05% – Continued
Credit Agricole SA (a)
2.500%, 4/15/2019	$300,000	$299,475
Discover Bank
2.600%, 11/13/2018	250,000	249,953
The Huntington National Bank
2.200%, 11/6/2018	325,000	324,430
JPMorgan Chase & Company
1.850%, 3/22/2019	150,000	148,986
Lloyds Bank PLC (a)
2.050%, 1/22/2019	250,000	248,953
MUFG Union Bank, NA
2.625%, 9/26/2018	300,000	299,970
PNC Bank, NA
1.950%, 3/4/2019	117,000	116,432
Regions Bank
2.250%, 9/14/2018	350,000	349,498
Royal Bank of Canada (a)
2.200%, 7/27/2018	250,000	249,926
Sumitomo Mitsui Banking Corporation (a)
2.050%, 1/18/2019	300,000	298,883
Wells Fargo & Company
2.125%, 4/22/2019	350,000	348,410
		4,375,859
Direct Selling Establishments – 0.40%
BP Capital Markets PLC (a)
2.237%, 5/10/2019	250,000	248,507

Drugs and Druggists’ Sundries Merchant Wholesalers – 0.24%
The Procter & Gamble Company
1.600%, 11/15/2018	150,000	149,511

Electric Power Generation, Transmission and Distribution – 1.41%
Duke Energy Florida, LLC
5.650%, 6/15/2018	250,000	250,957
Ohio Power Company
6.050%, 5/1/2018	350,000	350,000
PSEG Power LLC
2.450%, 11/15/2018	170,000	169,652
Public Service Company of Colorado
5.800%, 8/1/2018	102,000	102,832
		873,441

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal
	Amount	Value
Electrical Equipment and Component Manufacturing – 0.79%
Corning, Inc.
1.500%, 5/8/2018	$490,000	$489,956

Engine, Turbine, and Power Transmission
Equipment Manufacturing – 0.97%
General Electric Company
5.625%, 5/1/2018	600,000	600,000

Financial Investment Activities – 0.32%
S&P Global, Inc.
2.500%, 8/15/2018	200,000	199,820

Fruit and Vegetable Preserving and
Specialty Food Manufacturing – 1.72%
Campbell Soup Company
4.500%, 2/15/2019	164,000	166,473
Kraft Heinz Foods Company
2.000%, 7/2/2018	903,000	902,220
		1,068,693
Grocery and Related Product Merchant Wholesalers – 0.41%
Sysco Corporation
5.375%, 3/17/2019	250,000	255,680

Health and Personal Care Stores – 0.16%
CVS Health Corporation
2.250%, 12/5/2018	98,000	97,788

Insurance Carriers – 1.49%
American International Group, Inc.
2.300%, 7/16/2019	250,000	247,961
Anthem, Inc.
2.300%, 7/15/2018	326,000	325,915
Berkshire Hathaway Finance Corporation
5.400%, 5/15/2018	350,000	350,422
		924,298
Lessors of Real Estate – 0.57%
American Tower Corporation
3.400%, 2/15/2019	350,000	351,514

Medical and Diagnostic Laboratories – 0.33%
Quest Diagnostics, Inc.
2.700%, 4/1/2019	207,000	207,039

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal
	Amount	Value
Medical Equipment and Supplies Manufacturing – 0.40%
Edwards Lifesciences Corporation
2.875%, 10/15/2018	$250,000	$250,364

Motion Picture and Video Industries – 0.56%
The Walt Disney Company
1.500%, 9/17/2018	350,000	349,375

Natural Gas Distribution – 1.12%
Sempra Energy
9.800%, 2/15/2019	327,000	343,706
Southern California Gas Company
1.550%, 6/15/2018	350,000	349,864
		693,570
Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing – 1.21%
Northrop Grumman Corporation
1.750%, 6/1/2018	500,000	499,755
Thermo Fisher Scientific, Inc.
2.400%, 2/1/2019	250,000	249,489
		749,244
Newspaper, Periodical, Book, and Directory Publishers – 0.99%
21st Century Fox America, Inc.
8.250%, 8/10/2018	350,000	355,711
RELX Capital, Inc.
8.625%, 1/15/2019	250,000	259,854
		615,565
Nondepository Credit Intermediation – 0.99%
Boeing Capital Corporation
2.900%, 8/15/2018	500,000	500,436
John Deere Capital Corporation
2.250%, 4/17/2019	117,000	116,738
		617,174
Oil and Gas Extraction – 0.39%
Anadarko Petroleum Corporation
8.700%, 3/15/2019	233,000	244,460

Other Fabricated Metal Product Manufacturing – 0.40%
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	250,000	249,809

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal
	Amount	Value
Other Financial Investment Activities – 0.98%
Caterpillar Financial Services Corporation
7.150%, 2/15/2019	$250,000	$258,951
Morgan Stanley
2.450%, 2/1/2019	350,000	349,667
		608,618
Other Support Activities for Transportation – 0.49%
Expedia Group, Inc.
7.456%, 8/15/2018	300,000	303,905

Pesticide, Fertilizer, and Other
Agricultural Chemical Manufacturing – 0.97%
E.I. du Pont de Nemours and Company
6.000%, 7/15/2018	350,000	352,589
Monsanto Company
1.850%, 11/15/2018	250,000	248,927
		601,516
Petroleum and Coal Products Manufacturing – 1.59%
Chevron Corporation
4.950%, 3/3/2019	372,000	379,395
Exxon Mobil Corporation
1.708%, 3/1/2019	250,000	248,789
Shell International Finance B.V. (a)
1.900%, 8/10/2018	360,000	359,802
		987,986
Pharmaceutical and Medicine Manufacturing – 1.61%
AbbVie, Inc.
1.800%, 5/14/2018	500,000	499,924
AstraZeneca PLC (a)
1.750%, 11/16/2018	250,000	249,133
Johnson & Johnson
1.125%, 3/1/2019	250,000	247,378
		996,435
Pipeline Transportation of Natural Gas – 0.40%
Energy Transfer LP
2.500%, 6/15/2018	250,000	249,953

Plastics Product Manufacturing – 0.49%
Newell Brands, Inc.
2.600%, 3/29/2019	307,000	305,818

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal
	Amount	Value
Rail Transportation – 0.83%
Canadian National Railway Company (a)
5.550%, 3/1/2019	$250,000	$255,737
Union Pacific Corporation
7.875%, 1/15/2019	250,000	258,771
		514,508
Resin, Synthetic Rubber, and Artificial Synthetic Fibers
and Filaments Manufacturing – 0.26%
The Dow Chemical Company
8.550%, 5/15/2019	155,000	164,173

Restaurants and Other Eating Places – 1.13%
McDonald’s Corporation
2.100%, 12/7/2018	350,000	349,897
Starbucks Corporation
2.000%, 12/5/2018	350,000	348,905
		698,802
Soap, Cleaning Compound, and Toilet Preparation Manufacturing – 1.12%
Colgate-Palmolive Company
0.900%, 5/1/2018	350,000	350,000
Kimberly-Clark Corporation
1.400%, 2/15/2019	350,000	345,988
		695,988
Software Publishers – 0.78%
Microsoft Corporation
1.300%, 11/3/2018	350,000	348,715
Oracle Corporation
2.375%, 1/15/2019	135,000	135,142
		483,857
Telecommunications – 1.69%
AT&T, Inc.
2.375%, 11/27/2018	250,000	249,828
British Telecommunications PLC (a)
2.350%, 2/14/2019	250,000	249,010
Deutsche Telekom International Finance B.V. (a)
6.750%, 8/20/2018	195,000	197,451
Orange SA (a)
2.750%, 2/6/2019	350,000	350,169
		1,046,458

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal
	Amount	Value
Tobacco Manufacturing – 1.78%
Altria Group, Inc.
9.700%, 11/10/2018	$219,000	$226,977
Philip Morris International, Inc.
5.650%, 5/16/2018	520,000	520,685
Reynolds American, Inc.
2.300%, 6/12/2018	359,000	358,937
		1,106,599
Traveler Accommodation – 0.33%
Marriott International, Inc.
6.750%, 5/15/2018	207,000	207,322
TOTAL CORPORATE BONDS (Cost $29,897,338)		29,858,796

	Shares
SHORT-TERM INVESTMENTS – 39.95% (c)
The Treasury Portfolio, Institutional Share Class, 1.62% (b)	24,794,892	24,794,892
Total Short-Term Investments
(Cost $24,794,892)		24,794,892
Total Investments
(Cost $54,692,230) – 88.06%		54,653,688
Other Assets in Excess of Liabilities – 11.94%		7,412,503
Total Net Assets – 100.00%		$62,066,191

(a)	Foreign Security.
(b)	The rate quoted is the annualized seven-day yield as of April 30, 2018.
(c)	A portion of the shares have been designated as collateral for open futures contracts.

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Open Futures Contacts (Unaudited)
April 30, 2018

		Number of
		Contracts			Unrealized
		Purchased	Notional		Appreciation
Expiration Date	Issue	(Sold)	Amount	Value	(Depreciation)*
LONG FUTURES CONTRACTS
5/16/18	CBOE Volatility Index (VIX)	700	$11,637,500	$140,000	$(2,063,537)
				$140,000	$(2,063,537)

* Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Schedule of Investments (Unaudited)
April 30, 2018

	Shares	Value
COMMON STOCKS – 85.70%

Architectural, Engineering, and Related Services – 2.14%
Tetra Tech, Inc.	1,874	$90,702

Bakeries and Tortilla Manufacturing – 1.78%
The Hain Celestial Group, Inc. (a)	2,590	75,447

Basic Chemical Manufacturing – 2.19%
Trex Company, Inc. (a)	896	93,077

Business Support Services – 2.19%
PayPal Holdings, Inc. (a)	1,245	92,889

Commercial and Service Industry Machinery Manufacturing – 4.55%
Energy Recovery, Inc. (a)	11,515	97,762
Tennant Company	1,288	95,312
		193,074
Communications Equipment Manufacturing – 2.29%
QUALCOMM, Inc.	1,903	97,072

Computer Systems Design and Related Services – 2.24%
Itron, Inc. (a)	1,456	95,222

Depository Credit Intermediation – 2.24%
The PNC Financial Services Group, Inc.	653	95,083

Drycleaning and Laundry Services – 2.21%
Healthcare Services Group, Inc.	2,424	93,639

Electrical Equipment and Component Manufacturing – 4.40%
Corning, Inc.	3,449	93,192
Eaton Corporation PLC (b)	1,245	93,412
		186,604
Electric Power Generation, Transmission and Distribution – 2.22%
NextEra Energy, Inc.	574	94,084

Engine, Turbine, and Power Transmission
Equipment Manufacturing – 2.20%
Cummins, Inc.	584	93,358

Food & Staples Retailing – 2.22%
Costco Wholesale Corporation	478	94,243

Forest Nurseries and Gathering of Forest Products – 2.25%
Weyerhaeuser Company	2,598	95,554

The accompanying notes are an integral part of these financial statements.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value
Grocery and Related Product Merchant Wholesalers – 1.88%
Danone – ADR	4,916	$79,934

Industrial Machinery Manufacturing – 2.22%
Applied Materials, Inc.	1,894	94,075

Medical and Diagnostic Laboratories – 2.22%
Laboratory Corporation of America Holdings (a)	552	94,254

Medical Equipment and Supplies Manufacturing – 6.70%
Becton, Dickinson and Company	411	95,299
BioTelemetry, Inc. (a)	2,500	95,500
Intuitive Surgical, Inc. (a)	212	93,445
		284,244
Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing – 2.17%
Varian Medical Systems, Inc. (a)	798	92,241

Nondepository Credit Intermediation – 2.27%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,961	96,293

Pharmaceutical and Medicine Manufacturing – 4.60%
AbbVie, Inc.	1,049	101,281
Zoetis, Inc.	1,122	93,665
		194,946
Residential Intellectual and Developmental Disability,
Mental Health, and Substance Abuse Facilities – 2.22%
Omnicell, Inc. (a)	2,180	93,958

Restaurants and Other Eating Places – 4.43%
Darden Restaurants, Inc.	1,030	95,646
Starbucks Corporation	1,603	92,285
		187,931
Scientific Research and Development Services – 2.15%
Waters Corporation (a)	485	91,379

Semiconductor and Other Electronic Component Manufacturing – 8.69%
First Solar, Inc. (a)	1,272	90,198
Microchip Technology, Inc.	1,118	93,532
MKS Instruments, Inc.	896	91,750
Texas Instruments, Inc.	921	93,417
		368,897

The accompanying notes are an integral part of these financial statements.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value
Soap, Cleaning Compound, and Toilet Preparation Manufacturing – 2.23%
Ecolab, Inc.	652	$94,390

Software Publishers – 2.22%
Palo Alto Networks, Inc. (a)	490	94,330

Ventilation, Heating, Air-Conditioning, and Commercial
Refrigeration Equipment Manufacturing – 2.20%
Donaldson Company, Inc.	2,113	93,521

Waste Treatment and Disposal – 2.14%
Clean Harbors, Inc. (a)	1,985	90,913

Water, Sewage and Other Systems – 2.24%
American Water Works Company, Inc.	1,097	94,978
TOTAL COMMON STOCKS (Cost $3,713,913)		3,636,332

SHORT-TERM INVESTMENTS – 1.12% (c)
First American Treasury Obligations Fund, Institutional Share Class, 1.58%	47,556	47,556
Total Short-Term Investments
(Cost $47,555)		47,556
Total Investments
(Cost $3,761,468) – 86.82%		3,683,888
Other Assets in Excess of Liabilities – 13.18%		559,161
Total Net Assets – 100.00%		$4,243,049

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

HIGHMORE FUNDS

Statements of Assets and Liabilities (Unaudited)
April 30, 2018

		Highmore
	Highmore	Sustainable
	Managed	All-Cap
	Volatility Fund	Equity Fund
ASSETS:
Investments, at value (Cost $54,692,230 and $3,761,468, respectively)	$54,653,688	$3,683,888
Deposits at broker (See note 2 B)	7,887,884	—
Dividends and interest receivable	348,221	2,102
Receivable from Adviser expense reimbursement	—	15,004
Receivable for fund shares issued	27,066	569,975
Prepaid expenses and other receivables	28,326	2,146
Total assets	62,945,185	4,273,115

LIABILITIES:
Payable for foreign currency, net (Cost $571,644 and $— , respectively)	561,204	—
Variation margin for futures contracts	140,000	—
Payable to the Adviser	92,022	—
Payable for administration and fund accounting fees	24,403	16,816
Payable for transfer agent fees	9,319	660
Payable for compliance fees	3,174	3,224
Payable for trustees’ fees	2,395	1,867
Payable for custodian fees	2,086	793
Accrued expenses and other liabilities	44,391	6,706
Total liabilities	878,994	30,066
NET ASSETS	$62,066,191	$4,243,049

The accompanying notes are an integral part of these financial statements.

HIGHMORE FUNDS

Statements of Assets and Liabilities (Unaudited) – Continued
April 30, 2018

		Highmore
	Highmore	Sustainable
	Managed	All-Cap
	Volatility Fund	Equity Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$68,409,649	$4,325,640
Accumulated undistributed net investment loss	(733,031)	(3,698)
Accumulated undistributed net realized loss on investments,
written option contracts expired or closed, forward currency exchange contracts, swap contracts, futures contracts,
and foreign currency translation	(3,518,788)	(1,313)
Net unrealized appreciation (depreciation) on:
Investments	(38,542)	(77,580)
Futures contracts	(2,063,537)	—
Foreign currency translation	10,440	—
Net unrealized depreciation	(2,091,639)	(77,580)
Total net assets	$62,066,191	$4,243,049

	Institutional	Institutional
	Class	Class
Net assets	$62,066,191	$4,243,049
Shares issued and outstanding(1)	6,999,839	440,677
Net asset value and offering price per share	$8.87	$9.63

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

HIGHMORE FUNDS

Statements of Operations (Unaudited)
For the Period Ended April 30, 2018

		Highmore
	Highmore	Sustainable
	Managed	All-Cap
	Volatility Fund	Equity Fund(1)
INVESTMENT INCOME:
Interest income	$406,905	$928
Dividend income	—	1,905
Total investment income	406,905	2,833

EXPENSES:
Investment advisory fees (See note 3)	574,594	4,535
Administration and fund accounting fees (See note 3)	72,748	16,816
Professional fees	39,360	7,168
Transfer agent fees (See note 3)	27,571	3,660
Federal and state registration fees	16,832	3,004
Shareholder servicing fees – Institutional Class (See note 5)	15,434	363
Compliance fees (See note 3)	9,613	3,224
Custodian fees (See note 3)	6,014	793
Reports to shareholders	5,729	1,741
Other	4,565	540
Trustees’ fees (See note 3)	2,522	1,867
Broker expenses	6,023	—
Total expense before reimbursement	781,005	43,711
Less: Expense reimbursement by Adviser (See note 3)	(41,306)	(37,180)
Net expenses	739,699	6,531
NET INVESTMENT LOSS	(332,794)	(3,698)

The accompanying notes are an integral part of these financial statements.

HIGHMORE FUNDS

Statements of Operations (Unaudited) – Continued
For the Period Ended April 30, 2018

		Highmore
	Highmore	Sustainable
	Managed	All-Cap
	Volatility Fund	Equity Fund(1)
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	$(900,238)	$(1,313)
Written option contracts expired or closed	(551,380)	—
Forward currency exchange contracts	(375,236)	—
Swap contracts	(21,461)	—
Futures contracts	2,391,033	—
Foreign currency translation	(26,879)	—
Net realized gain (loss)	515,839	(1,313)
Net change in unrealized appreciation (depreciation) on:
Investments	(25,346)	(77,580)
Written option contracts	(34,742)	—
Forward currency exchange contracts	339,558	—
Swap contracts	(22,267)	—
Futures contracts	(1,884,841)	—
Foreign currency translation	(12,188)	—
Net change in unrealized depreciation	(1,639,826)	(77,580)
Net realized and change in unrealized loss on investments	(1,123,987)	(78,893)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,456,781)	$(82,591)

(1)	Inception date of the Fund was February 28, 2018.

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Statements of Changes in Net Assets

	Six Months Ended	For the Period
	April 30, 2018	Inception through
	(Unaudited)	October 31, 2017(1)
OPERATIONS:
Net investment loss	$(332,794)	$(736,392)
Net realized gain (loss) on investments, written option
contracts expired or closed, forward currency exchange
contracts, swap contracts, futures contracts,
and foreign currency translation	515,839	(4,752,376)
Net change in unrealized depreciation on investments,
futures contracts, and foreign currency translation	(1,639,826)	(451,813)
Net decrease in net assets resulting from operations	(1,456,781)	(5,940,581)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions(2)	(939,407)	70,402,960

NET INCREASE (DECREASE) IN NET ASSETS	(2,396,188)	64,462,379

NET ASSETS:
Beginning of period	64,462,379	—
End of period, including accumulated undistributed net
investment loss of $(733,031) and $(400,237), respectively	$62,066,191	$64,462,379

(1)	Inception date of the Fund was December 14, 2016.
(2)	A summary of capital share transactions is as follows:

	Six Months Ended		For the Period
	April 30, 2018		Inception through
	(Unaudited)		October 31, 2017(1)
SHARE TRANSACTIONS:	Shares	Dollar Amounts	Shares	Dollar Amounts
Issued	400,892	$3,633,898	7,307,228	$72,327,775
Issued to holders in
reinvestment of dividends	—	—	—	—
Redeemed	(504,955)	(4,573,305)	(203,326)	(1,924,815)
Net increase (decrease) in
shares outstanding	(104,063)	$(939,407)	7,103,902	$70,402,960

The accompanying notes are an integral part of these financial statements.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Statement of Changes in Net Assets

For the Period
Inception through
April 30, 2018(1)
(Unaudited)
OPERATIONS:
Net investment loss	$(3,698)
Net realized loss on investments	(1,313)
Net change in unrealized depreciation on investments	(77,580)
Net decrease in net assets resulting from operations	(82,591)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	4,325,640

NET INCREASE IN NET ASSETS	4,243,049

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment loss of $(3,698)	$4,243,049

(1)	Inception date of the Fund was February 28, 2018.
(2)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:	Shares	Dollar Amounts
Issued	442,466	$4,343,025
Issued to holders in reinvestment of dividends	—	—
Redeemed	(1,789)	(17,385)
Net increase in shares outstanding	440,677	$4,325,640

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Financial Highlights

	Six Months Ended	For the Period
	April 30, 2018	Inception through
	(Unaudited)	October 31, 2017(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$9.07	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.05)	(0.13)
Net realized and unrealized loss on investments	(0.15)	(0.80)
Total from investment operations	(0.20)	(0.93)
Net asset value, end of period	$8.87	$9.07

TOTAL RETURN(4)	(2.21)%	(9.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,066	$64,462
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	2.45%	2.51%
After expense reimbursement(5)	2.32%	2.27%
Ratio of broker expenses to average net assets(5)	0.02%	0.02%
Ratio of operating expenses to average net assets excluding
broker expenses (after expense reimbursement)(5)	2.30%	2.25%
Ratio of net investment loss to average net assets(5)	(1.04)%	(1.54)%
Portfolio turnover rate(4)(6)	18%	3%

(1)	Inception date of the Fund was December 14, 2016.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and futures contracts).  The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Financial Highlights

For the Period
Inception through
April 30, 2018(1)
(Unaudited)
PER SHARE DATA(2):

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.02)
Net realized and unrealized loss on investments	(0.35)
Total from investment operations	(0.37)
Net asset value, end of period	$9.63

TOTAL RETURN(4)	(3.70)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,243
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	12.05%
After expense reimbursement(5)	1.80%
Ratio of net investment loss to average net assets(5)	(1.02)%
Portfolio turnover rate(4)(6)	2%

(1)	Inception date of the Fund was February 28, 2018.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited)
April 30, 2018

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Highmore Managed Volatility Fund (“Managed Volatility”) and Highmore Sustainable All-Cap Equity Fund (“Sustainable All-Cap”) (each a “Fund” and together, the “Funds”) are both considered “diversified” companies as that term is defined in the 1940 Act. The Funds’ investment adviser, Highmore Group Advisors, LLC ( the “Adviser”) is responsible for providing management oversight, investment advisory services, for the day-to-day management of the Funds’ assets, for selecting additional sub-advisors, and allocating assets to each Sub-Adviser, as well as compliance, sales, marketing, and operations services to the Funds.

The primary investment objective of Managed Volatility seeks to maximize long-term, risk-adjusted total return while maintaining low correlation to the U.S. equity markets. The Fund’s secondary objective is to provide stability through varied economic and market cycles. The Fund commenced operations on December 14, 2016. The primary investment objective of Sustainable All-Cap seeks total return by investing in companies with sustainable business practices and good corporate citizenship. The Fund commenced operations on February 28, 2018. Organizational costs consist of costs incurred to establish the Funds and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Funds. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust.

Managed Volatility and Sustainable All-Cap each offer one share classes – the Institutional Class. Institutional Class shares have no front end sales load, no deferred sales charge, no redemption fee, and no 12b-1 fee. The Institutional Class shares are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.

The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds.  Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

closing bid and asked prices will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded.  If the composite mean price is not available, models such as Black-Scholes can be used to value the options.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values (“NAV”).

Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.  The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day.  Swap contracts on index futures prices are determined by using the same methods used to price the underlying index.  These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Funds are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Funds have adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds securities by level within the fair value hierarchy as of April 30, 2018:

Highmore Managed Volatility Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds*	$—	$29,858,796	$—	$29,858,796
Short-Term Investments	24,794,892	—	—	24,794,892
Total Investments	$24,794,892	$29,858,796	$—	$54,653,688
Liabilities
Futures Contracts**	$—	$2,063,537	$—	$2,063,537
Total Investments	$—	$2,063,537	$—	$2,063,537

Highmore Sustainable All-Cap Equity Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stock*	$3,636,332	$—	$—	$3,636,332
Short-Term Investments	47,556	—	—	47,556
Total Investments	$3,683,888	$—	$—	$3,683,888

*	Please refer to the Schedule of Investments to view corporate bonds/common stock segregated by industry type.
**	Futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

It is the Funds’ policy to record transfers at the end of the reporting period.  For the period ended April 30, 2018, there were no transfers between levels.  The Funds did not have any Level 3 investments during the period.

B.  Transactions with Brokers – Managed Volatility’s deposits at brokers can be held with multiple securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for derivative instruments. The deposit at broker on the Statement of Assets and Liabilities represents the collateral for derivative instruments. The Fund may maintain cash deposits at brokers beyond the minimum broker requirements.

Managed Volatility’s written options contracts’, equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the minimum broker requirements by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

As of April 30, 2018, the Managed Volatility Fund’s deposits at brokers on the Statement of Assets and Liabilities are as follows shown by counterparty:

Counterparty	Security Type/Contracts	Deposits
SG Americas Securities, LLC	Futures Contracts	$7,887,884
		$7,887,884

C.  Written Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Funds is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 N. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

D.  Purchased Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 N. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.  Forward Currency Exchange Contracts – The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 N. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market  risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

F.  Futures Contracts – The Funds may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 N. for further counterparty risk disclosure.

G.  Swap Contracts on Index Futures – The Funds are subject to price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2018, the Managed Volatility Fund entered into both long and short swap contracts on index futures. A long swap contract on index futures entitles the Funds to receive from the counterparty any appreciation on the underlying index, while obligating the Funds to pay the counterparty any depreciation on the underlying index. A short swap contract on index futures obligates the Funds to pay the counterparty any appreciation on the underlying index, while entitling the Funds to receive from the counterparty any depreciation on the underlying index.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 N. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in the value of the underlying index. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

H.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

I.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

J.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

K.  Security Transactions, Income and Expenses – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

L.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Institutional Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

M.  Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

N.  Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

forward currency exchange contracts to the Funds includes the amount of any net unrealized appreciation on the contract. The counterparty risk for swaps contracts on index futures to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract. Written and purchased options and futures contracts sold on an exchange do not expose the Funds to counterparty risk; however, they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

O.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

P.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the FASB Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

Q.  Derivatives – The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2018, the Managed Volatility Fund’s average derivative volume is described below:

	Average	Average
	Quantity	Notional Value
Written Option Contracts	133	$34,475,000
Forward Currency Exchange Contracts	12	$18,341,851
Long Total Return Swap Contracts	3	$216,968
Short Total Return Swap Contracts	2	$124,175
Long Futures Contracts	325	$6,320,512
Short Futures Contracts	22	$1,152,131

Statements of Assets and Liabilities

Fair values of derivative instruments for the Managed Volatility Fund as of April 30, 2018:

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Futures Contracts*	Payables	$140,000
Total		$140,000

*	The amounts disclosed represent the Managed Volatility Fund’s variation margin for futures contracts.

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

Statements of Operations

The effect of derivative instruments for the Managed Volatility Fund on the Statements of Operations for the period ended April 30, 2018:

	Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap	Futures
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(900,655)	$(551,380)	$—	$(21,461)	$2,663,928	$1,190,432
Foreign Exchange Contracts	—	—	(375,236)	—	(49,581)	(424,817)
Interest Rate Futures Contracts	—	—	—	—	(223,314)	(223,314)
Total	$(900,655)	$(551,380)	$(375,236)	$(21,461)	$2,391,033	$542,301

	Change in Unrealized Appreciation (Depreciation) on Derivatives

		Forward
	Written	Currency
	Option	Exchange	Swap	Futures
Derivatives	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(34,742)	$—	$(22,267)	$(1,897,779)	$(1,954,788)
Foreign Exchange Contracts	—	339,558	—	—	339,558
Interest Rate Futures Contracts	—	—	—	12,938	12,938
Total	$(34,742)	$339,558	$(22,267)	$(1,884,841)	$(1,602,292)

*	The amounts disclosed are included in the realized gain (loss) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.80% and 1.25% of the Funds’ average daily net assets for Managed Volatility Fund and Sustainable All-Cap Fund, respectively.

The Funds’ Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Funds to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding distribution fees – Advisor Class (See Note 5), shareholder servicing fees (See Note 5), any acquired fund fees and expenses, taxes, interest, interest on short sales, brokerage fees (including commissions, mark-ups and mark-downs), expenses incurred in connection with a merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.25% and 1.70% of the Funds’ average daily net assets for the Managed Volatility Fund and the Sustainable All-Cap Fund, respectively. As of April 30, 2018, the Advisor Class shares were not yet available. Fees waived and reimbursed expenses are subject to possible recoupment from each Fund in future years on a rolling three year basis (i.e. within 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement cannot be terminated within 1 year after the effective date of the Funds’ prospectus and subject thereafter to termination at any

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Highmore Managed Volatility Fund		Highmore Sustainable All-Cap Equity Fund
Expiration	Amount	Expiration	Amount
4/30/2021	$ 41,306	4/30/2021	$37,180
10/31/2020	117,067	—	—

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-adviser based on the portion of the Funds’ average daily net assets which they have been allocated to manage.

Highmore Managed Volatility Fund	Highmore Sustainable All-Cap Equity Fund
Rosen Capital Advisors, LLC	SFE Investment Counsel Inc.
Centurion Investment Management LLC

USBFS acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. At April 30, 2018, 95.95% of the shares outstanding of the Managed Volatility Fund were owned by one omnibus account. At April 30, 2018, 86.07% of the shares outstanding of the Sustainable All-Cap Fund were owned by two omnibus accounts. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

4.  TAX FOOTNOTE

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

At October 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows for Managed Volatility:

Tax Cost of Investments	$47,995,718
Unrealized Appreciation	1,686
Unrealized Depreciation	(14,882)
Net Unrealized Appreciation (Depreciation)	(13,196)
Undistributed Ordinary Income	—
Undistributed Long-term Capital Gain	—
Distributable Earnings	—
Other Accumulated Gain/(Loss)	(4,873,481)
Total Accumulated Gain/(Loss)	$(4,886,677)

As of October 31, 2017, Managed Volatility had short-term and long-term capital loss carryovers of $1,548,816 and $2,647,841, respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2017, Managed Volatility elected to defer qualified late year losses of $739,795.

Distributions to Shareholders – Each Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

For the period ended October 31, 2017 the following table shows the reclassifications made related to net operating losses and foreign currency gains and losses for Managed Volatility:

Accumulated Undistributed Net
Realized Loss on Investments,
Written Option Contracts Expired or
Accumulated	Closed, Forward Currency Exchange
Undistributed Net	Contracts, Swap Contracts, Futures Contracts
Investment Loss	and Foreign Currency Transactions	Paid-in Capital
$336,155	$717,749	$(1,053,904)

There were no distributions made by the Funds during the periods ended April 30, 2018 and October 31, 2017.

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Advisor Class shares of the Funds. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Advisor Class shares of each Fund and the expenses it bears in the distribution of the Funds’ Advisor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Advisor class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of April 30, 2018, Advisor Class shares are not yet available.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Funds, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to each Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of each class of each Fund’s shares. For the period ended April 30, 2018, Managed Volatility and Sustainable All-Cap incurred $15,434 and $363, respectively, in shareholder servicing fees.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Funds shares may be effected, and other matters pertaining to each Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 2.25% and 1.70% for Managed Volatility and Sustainable All-Cap, respectively.

HIGHMORE FUNDS

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short-term options, by the Funds for the period ended April 30, 2018, were as follows:

	Managed Volatility		Sustainable All-Cap
	Purchases*	Sales*	Purchases*	Sales*
U.S. Government	$—	$—	$—	$—
Other	$4,132,096	$1,737,997	$3,739,338	$23,367

*	Investment transactions utilized in the calculation of the Funds’ portfolio turnover as described in the Financial Highlights are shown above.

7.  OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allows the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Refer to Note 2 Q. for further derivative disclosure.

Highmore Managed Volatility Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged	Amount
Assets:
Description
Futures Contracts*	$140,000	$—	$140,000	$—	$—	$140,000
	$140,000	$—	$140,000	$—	$—	$140,000

*	Exchange-traded futures are held with SG Americas Securities, LLC.

8.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on either of the Fund’s financial statements and notes to the financial statements.

HIGHMORE FUNDS

Additional Information (Unaudited)
April 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-844-467-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-467-3863. Information regarding how the Funds vote proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-844-467-3863, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended October 31, 2017, certain dividends paid by Managed Volatility may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% due to the Fund not paying a distribution.

For Managed Volatility corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2017 was 0% due to the Fund not paying a distribution.

The Managed Volatility percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0% due to the Fund not paying a distribution.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
April 30, 2018

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at an in-person meeting held on January 17-18 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Highmore Sustainable All-Cap Equity Fund (the “Fund”), and Highmore Group Advisors, LLC (“Highmore”), along with an investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) with SFE Investment Counsel, Inc. (“SFE”), each for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Highmore to serve as the Fund’s investment adviser and approving the Advisory Agreement, as well as selecting SFE to serve as the Fund’s investment sub-adviser and approving the Sub-Advisory Agreement.

In advance of the Meeting, Highmore and SFE provided information to the Board in response to requests submitted to it by U.S. Bancorp Fund Services, LLC (“USBFS”), the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Agreements. The information furnished by Highmore and SFE included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided by Highmore and SFE to the Fund; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses and the management fees to be payable by the Fund to Highmore compared with those of a peer group of mutual funds; (iv) Highmore’s projected profitability; and (v) other potential “fall-out” benefits Highmore, SFE and/or each firm’s affiliates may receive based on their relationships with the Fund.

In considering and approving the Agreements, the Board considered the information it believed relevant, including, but not limited to the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Highmore, SFE, the interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Highmore under the Advisory Agreement and by SFE under the Sub-Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund assets. It also included information about each firm’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board also met with representatives from Highmore and SFE in person.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
April 30, 2018

The Board evaluated the ability of each of Highmore and SFE, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Highmore and SFE.

Investment Performance

The Board acknowledged that the Fund is newly formed and had no actual investment performance record. The Board received investment performance information for SFE’s Pathways™ (SRI) All-Cap strategy, a composite of SFE’s separately managed accounts that features a substantially similar investment strategy and portfolio management process as that of the Fund, including comparisons of such performance to a relevant benchmark index, the Russell 3000 Total Return Index. The Board considered that the SRI All-Cap strategy had been operational since May 1, 2008 and had outperformed its benchmark since inception, though it had underperformed each year since 2011.  The Board was advised that this strategy is substantially similar to that of the Fund, though the Board recognized it was not the Fund’s own performance information and operating history. The Board noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Agreements.

Fund Expenses and Investment Management Fee Rate

The Board received and considered information regarding the Fund’s anticipated net operating expense ratio and various expense components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered this expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc. based on screening criteria applied by USBFS in consultation with Highmore and SFE. The Board received a description of the methodology and screening criteria used by USBFS to select the mutual funds and share classes in the Expense Group. The Board noted that the Fund’s net operating expense ratio for each share class was within the fourth quartile of the Fund’s Expense Group.

The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Highmore for investment advisory services (the “Advisory Agreement Rate”). Among other information reviewed by the Board was a comparison of the Advisory Agreement Rate of the Fund with those of other funds in the Expense Group. The Board noted that the Advisory Agreement Rate of the Fund was also within the fourth quartile of the Fund’s Expense Group. The Board recognized that the Expense Group comparison had inherent limitations due to the lack of a well-defined Morningstar category for sustainability funds. The Board also compared the proposed Advisory Agreement Rate to a group of competitor funds selected by Highmore.  The Board noted it would be able to reevaluate fees in the context of future contract renewals.

The Board also received and evaluated information about the nature and extent of services offered and fee rates charged by Highmore and SFE to other types of clients and understood that, considering the services offered to the Fund, the fees charged to the Fund would be in line with other types of clients. To the extent that such fees differed, the Board considered that such other clients, including separately managed accounts, varied from the Fund in complexity and asset levels.

HIGHMORE SUSTAINABLE ALL-CAP EQUITY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
April 30, 2018

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined the Management Fee Rate was reasonable in light of the services to be covered by the Advisory Agreement.

Investment Sub-Advisory Fee Rate

The Board also reviewed the investment sub-advisory rate that would be payable by Highmore to SFE for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). The Board considered that the fees to be paid to SFE would be paid by Highmore and not the Fund, and that Highmore had negotiated the fees with SFE at arm’s length. Given the complexity of the strategies proposed by SFE, especially in comparison to comparative ‘sustainability’ investment strategies, and the nature and extent of responsibilities and duties assumed by SFE, along with its consideration of other factors and information the Board deemed relevant, the Board determined that the Sub-Advisory Agreement Rate was reasonable.

Profitability

The Board acknowledged that there is no actual information about Highmore’s or SFE’s profitability earned from the Fund, but considered information about Highmore’s projected profitability based on a set of assumptions and information about SFE’s current financial condition and overall profitability from its current business. The Board noted it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.

Economies of Scale

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations and that Highmore did not present the Board with information regarding the extent to which economies of scale were expected to be realized as the assets of the Fund grow. The Board noted that the Advisory Agreement Rate does not include breakpoints but that the proposed fee waiver and expense reimbursement arrangements are a means of sharing potential economies of scale with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

Other Benefits to Highmore, SFE

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Highmore and SFE, as a result of each firm’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions, though the Board considered that SFE did not anticipate entering into any soft-dollar arrangements. The Board understood that Highmore might benefit from its relationship with the Fund that would improve Highmore’s reputation within the mutual fund industry.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved entering into the Advisory Agreement for an initial two-year term. Additionally, the Board unanimously approved entering into the Sub-Advisory Agreement for an initial two-year term.

HIGHMORE FUNDS

Privacy Notice (Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Highmore Group Advisors, LLC
120 Fifth Avenue, 6th Floor
New York, NY 10011

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Goodwin Procter LLP 901
New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-467-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/ John Hedrick
John Hedrick, President

Date     6/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ John Hedrick
John Hedrick, President

Date     6/28/2018

By (Signature and Title)      /s/ David Cox
David Cox, Treasurer

Date     6/28/2018